STOCK-BASED COMPENSATION: (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock-Based Compensation
Compensation cost	$ 12.6	$ 13.9	$ 4.7
Plastic compounding business
Assumptions used for estimation of fair value of stock-options granted
Number of awards for which vesting is accelerated (in shares)	59,547
Additional expense related to shares where the vesting was accelerated	2.1
Summary of status of the Company's options granted pursuant to the plan and changes during the period
Vested and expected to vest in future, at the end of the period (in shares)	2,501,000
Time-based stock options granted in 2004 or prior years
Stock-Based Compensation
Life of awards from the date of grant (in years)	ten years
Time-based stock options granted after 2004
Stock-Based Compensation
Life of awards from the date of grant (in years)	seven years
Number of installments in which awards vest	3
Number of anniversaries over which awards vest	3
Stock options
Stock-Based Compensation
Compensation cost	2.6	4.7	4.8
Tax benefit recognized	0.2	0.3	0.5
Unrecognized compensation cost	0.4
Expected weighted average period for recognition of unrecognized compensation cost (in years)	1.0
Weighted average grant date fair value of awards (in dollars per share)			$ 13.13
Assumptions used for estimation of fair value of stock-options granted
Expected term (in years)			4.5
Expected volatility (as a percent)			68.00%
Risk-free rate (as a percent)			2.30%
Total intrinsic value of awards exercised	32.5	25.2	0.4
Cash received from exercise of awards	14.4	26.9	1.0
Tax benefit realized from exercise of awards	2.3	1.8
Total fair value of shares vested	2.8	4.2	7.0
Summary of status of the Company's options granted pursuant to the plan and changes during the period
Outstanding at the beginning of the period (in shares)	3,607,000
Exercised (in shares)	(1,085,000)
Forfeited (in shares)	(15,000)
Outstanding at the end of the period (in shares)	2,507,000	3,607,000
Exercisable at the end of the period (in shares)	2,376,000
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 18.43
Exercised (in dollars per share)	$ 17.32
Forfeited (in dollars per share)	$ 14.61
Outstanding at the end of the period (in dollars per share)	$ 18.94	$ 18.43
Vested and expected to vest in future, at the end of the period (in dollars per share)	$ 18.94
Exercisable at the end of the period (in dollars per share)	$ 18.84
Weighted Average Remaining Contractual Term
Outstanding at the end of the period (in years)	3.3
Vested and expected to vest in future, at the end of the period (in years)	3.3
Exercisable at the end of the period (in years)	3.3
Aggregate Intrinsic Value
Outstanding at the end of the period	51.2
Vested and expected to vest in future, at the end of the period	51.1
Exercisable at the end of the period	$ 48.8